STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 3) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unvested Beginning	90	194
Granted	0
Vested	0	(104)
Expired/forfeited	(90)
Unvested Ending	0	90
Weighted Average Grant Date Fair Value Per Share Beginning balance	$ 1,683.00	$ 2,068.00
Weighted Average Grant Date Fair Value Per Share RSU Granted	0
Weighted Average Grant Date Fair Value Per Share Rsu Vested	0	2,387.00
Weighted Average Grant Date Fair Value Per Share Rsu Expired/forfeited	$ 1,683.00
Weighted Average Grant Date Fair Value Per Share Ending balance		$ 1,683.00
Weighted Average Vesting Period Restricted Stock Unit, beginning		1 year 8 months 12 days
Weighted Average Vesting Period Restricted Stock Unit, Ending		1 year